PAYROLL AND SOCIAL SECURITY TAXES PAYABLE	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
PAYROLL AND SOCIAL SECURITY TAXES PAYABLE	PAYROLL AND SOCIAL SECURITY TAXES PAYABLE

	As of December 31,
	2021	2020

Salaries	12,815	12,018
Social security tax	25,412	22,140
Provision for vacation, bonus and others	146,000	77,015
Directors fees	214	139
Other	23	569
TOTAL	184,464	111,881